Consolidated Statements of Changes in Redeemable Convertible Preferred Shares and Shareholders’ Equity (Deficiency) - USD ($) $ in Thousands		Seed Redeemable convertible preferred Shares	Series A Redeemable convertible preferred Shares	Series A-1 Redeemable convertible preferred Shares	Series B Redeemable convertible preferred Shares	Series B-1 Redeemable convertible preferred Shares	Series B-2 Redeemable convertible preferred Shares	Total	Ordinary shares		Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2019	[1]	$ 650	$ 9,394	$ 2,500	$ 30,982	$ 10,447		$ 53,973		[2]	$ 876	$ (45,929)	$ (45,053)
Balance (in Shares) at Dec. 31, 2019	[1]	5,540,254	7,780,937	5,460,043	10,468,517	4,144,887			9,046,274
Issuance of redeemable convertible preferred shares					$ 1,177			1,177
Issuance of redeemable convertible preferred shares (in Shares)					394,626
Exercise and conversion of warrants							$ 290	290
Exercise and conversion of warrants (in Shares)							71,977
Stock-based compensation											439		439
Stock-based compensation to service providers											52		52
Exercise of options										[2]	30		30
Exercise of options (in Shares)									226,154
Net loss												(15,625)	(15,625)
Balance at Dec. 31, 2020	[1]	$ 650	$ 9,394	$ 2,500	$ 32,159	$ 10,447	$ 290	55,440		[2]	1,397	(61,554)	(60,157)
Balance (in Shares) at Dec. 31, 2020	[1]	5,540,254	7,780,937	5,460,043	10,863,143	4,144,887	71,977		9,272,428
Exercise of warrants							$ 8,027	8,027		[2]	9,222		9,222
Exercise of warrants (in Shares)							1,194,886		872,614
Conversion of preferred shares into ordinary shares		$ (650)	$ (9,394)	$ (2,500)	$ (32,159)	$ (10,447)	$ (8,317)	(63,467)		[2]	63,467		63,467
Conversion of preferred shares into ordinary shares (in Shares)		(5,540,254)	(7,780,937)	(5,460,043)	(10,863,143)	(4,144,887)	(1,266,863)		35,056,127
Conversion of convertible loan to ordinary shares										[2]	30,844		30,844
Conversion of convertible loan to ordinary shares (in Shares)									3,205,020
Issuance of ordinary shares, net of issuance costs										[2]	91,990		91,990
Issuance of ordinary shares, net of issuance costs (in Shares)									13,866,887
Stock-based compensation											2,211		2,211
Stock-based compensation to service providers											115		115
Exercise of options										[2]	223		223
Exercise of options (in Shares)									743,780
Net loss												(58,092)	(58,092)
Balance at Dec. 31, 2021	[1]									[2]	199,469	(119,646)	79,823
Balance (in Shares) at Dec. 31, 2021	[1]								63,016,856
Stock-based compensation											8,793		8,793
Stock-based compensation to service providers											354		354
Exercise of options and vested RSUs										[2]	277		277
Exercise of options and vested RSUs (in Shares)									1,144,034
Net loss												(40,494)	(40,494)
Balance at Dec. 31, 2022										[2]	$ 208,893	$ (160,140)	$ 48,753
Balance (in Shares) at Dec. 31, 2022									64,160,890

[1]	Prior period share information has been retroactively adjusted to reflect the 1:46.25783 stock split and the changes in par value from NIS 0.01 NIS to 0.000216 effected on October 7, 2021. See Note 1(d).
[2]	Represents less than $1.